UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:     June 30, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc, is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

Sit Small Cap Dividend Growth Fund (Series I)

Sit ESG Growth Fund (Series J)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Balanced Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 60.7%
Communications - 0.7%
Verizon Communications, Inc.	4,150	198,453
Consumer Durables - 0.7%
Electronic Arts, Inc. *	1,600	193,984
Consumer Non-Durables - 2.8%
Estee Lauder Cos., Inc. - Class A	2,375	355,585
PepsiCo, Inc.	2,700	294,705
Philip Morris International, Inc.	1,450	144,130

		794,420
Consumer Services - 4.7%
CBS Corp.	1,375	70,661
Marriott International, Inc.	1,600	217,568
Starbucks Corp.	5,350	309,712
Visa, Inc.	5,025	601,090
Walt Disney Co.	1,400	140,616

		1,339,647
Electronic Technology - 7.5%
Apple, Inc.	4,350	729,843
Applied Materials, Inc.	7,100	394,831
Arista Networks, Inc. *	285	72,760
Broadcom, Ltd.	1,710	402,962
Ciena Corp. *	4,000	103,600
Intel Corp.	4,450	231,756
NVIDIA Corp.	325	75,267
Skyworks Solutions, Inc.	1,025	102,766

		2,113,785
Energy Minerals - 2.6%
Chevron Corp.	650	74,126
Continental Resources, Inc. *	2,250	132,638
EOG Resources, Inc.	850	89,480
Marathon Petroleum Corp.	3,800	277,818
Occidental Petroleum Corp.	2,375	154,280

		728,342
Finance - 7.8%
Ameriprise Financial, Inc.	850	125,749
Bank of America Corp.	8,500	254,915
Chubb, Ltd.	1,600	218,832
First Republic Bank	1,450	134,284
Goldman Sachs Group, Inc.	1,175	295,936
Invesco, Ltd.	3,250	104,032
JPMorgan Chase & Co.	4,575	503,113
KeyCorp	6,700	130,985
Prudential Financial, Inc.	1,575	163,091
T Rowe Price Group, Inc.	1,050	113,368
US Bancorp	3,150	159,075

		2,203,380

Name of Issuer	Quantity	Fair Value ($)

Health Services - 1.6%
Centene Corp. *	1,175	125,572
UnitedHealth Group, Inc.	1,525	326,350

		451,922
Health Technology - 4.8%
AbbVie, Inc.	2,850	269,753
Alexion Pharmaceuticals, Inc. *	550	61,303
Boston Scientific Corp. *	3,300	90,156
Celgene Corp. *	1,200	107,052
Edwards Lifesciences Corp. *	400	55,808
Gilead Sciences, Inc.	1,000	75,390
Incyte Corp. *	1,500	124,995
Johnson & Johnson	2,100	269,115
Pfizer, Inc.	3,000	106,470
Thermo Fisher Scientific, Inc.	1,000	206,460

		1,366,502
Process Industries - 2.7%
DowDuPont, Inc.	3,200	203,872
Ecolab, Inc.	2,225	304,981
Sherwin-Williams Co.	635	248,996

		757,849
Producer Manufacturing - 5.5%
3M Co.	825	181,104
Deere & Co.	625	97,075
Honeywell International, Inc.	1,465	211,707
Ingersoll-Rand, PLC	1,850	158,194
Parker-Hannifin Corp.	1,300	222,339
Raytheon Co.	1,825	393,872
Rockwell Automation, Inc.	700	121,940
United Technologies Corp.	1,400	176,148

		1,562,379
Retail Trade - 3.9%
Amazon.com, Inc. *	340	492,096
Home Depot, Inc.	1,975	352,024
TJX Cos., Inc.	1,850	150,886
Ulta Beauty, Inc. *	555	113,370

		1,108,376
Technology Services - 12.6%
Accenture, PLC	1,400	214,900
Adobe Systems, Inc. *	2,100	453,768
Alphabet, Inc. - Class A *	400	414,856
Alphabet, Inc. - Class C *	255	263,106
Autodesk, Inc. *	1,275	160,114
Booking Holdings, Inc. *	115	239,245
Cognizant Technology Solutions Corp.	2,725	219,362
Facebook, Inc. *	1,710	273,241
Microsoft Corp.	7,575	691,370
Oracle Corp.	2,150	98,362
PayPal Holdings, Inc. *	2,750	208,642

See accompanying notes to schedule of investments.

MARCH 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Balanced Fund (Continued)

Name of Issuer	Quantity /Principal Amount ($)	Fair Value ($)

Red Hat, Inc. *	750	112,132
salesforce.com, Inc. *	1,975	229,692

		3,578,790
Transportation - 2.2%
Delta Air Lines, Inc.	4,075	223,351
FedEx Corp.	925	222,102
Union Pacific Corp.	1,450	194,924

		640,377
Utilities - 0.6%
NextEra Energy, Inc.	975	159,247

Total Common Stocks (cost: $10,783,360)		17,197,453

Bonds - 32.6%

Asset-Backed Securities - 1.7%
Bayview Opportunity Master Fund, 2017-SPL1 A, 4.00%, 10/28/641, [4]	83,223	84,542
Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 1 Mo. Libor + 0.65, 2.52%, 2/25/32[1]	74,989	74,525
Element Rail Leasing II, LLC, 2016-1A B1, 5.93%, 3/19/46[4]	75,000	77,583
Irwin Home Equity Corp., 2005-1 M1, 5.92%, 6/25/35[14]	47,329	47,755
New Century Home Equity Loan Trust, 2005-A A4W, 4.57%, 8/25/35[14]	13,286	13,759
OSCAR US Funding Trust VII, LLC, 2017-2A A4, 2.76%, 12/10/24[4]	100,000	98,591
World Omni Auto Receivables Trust, 2018-A B, 2.89%, 4/15/25	100,000	99,520

		496,275
Collateralized Mortgage Obligations - 4.9%
Fannie Mae:
2004-T1 1A1, 6.00%, 1/25/44	38,174	41,947
1999-17 C, 6.35%, 4/25/29	20,328	21,792
2001-82 ZA, 6.50%, 1/25/32	26,471	29,105
2009-30 AG, 6.50%, 5/25/39	73,629	79,805
2013-28 WD, 6.50%, 5/25/42	8,028	8,870
2004-W9 2A1, 6.50%, 2/25/44	24,382	27,205
2015-88 CJ, 6.50%, 7/25/44	55,644	61,556
2010-108 AP, 7.00%, 9/25/40	3,143	3,518
2004-T3, 1A3, 7.00%, 2/25/44	10,686	12,143
1993-21 KA, 7.70%, 3/25/23	50,011	53,820
Freddie Mac:
4293 BA, 5.30%, 10/15/47[1]	25,925	27,156
2102 Z, 6.00%, 12/15/28	207,597	225,358
2122 ZE, 6.00%, 2/15/29	31,930	35,150
2480 Z, 6.00%, 8/15/32	52,835	59,601
2980 QA, 6.00%, 5/15/35	34,557	38,249
2283 K, 6.50%, 12/15/23	13,612	14,465
2357 ZJ, 6.50%, 9/15/31	31,859	36,108

Name of Issuer	Principal Amount ($)	Fair Value ($)

T-59 1A1, 6.50%, 10/25/43	29,043	32,729
4520 HM, 6.50%, 8/15/45	56,927	66,498
1142 IA, 7.00%, 10/15/21	65,991	69,138
3946 KW, 7.00%, 11/15/29	5,365	5,621
3704 CT, 7.00%, 12/15/36	26,865	30,482
2238 PZ, 7.50%, 6/15/30	23,009	26,308
Government National Mortgage Association:
2015-80 BA, 6.98%, 6/20/45[1]	46,551	52,773
2014-69 W, 7.26%, 11/20/34[1]	46,461	53,342
2013-133 KQ, 7.29%, 8/20/38[1]	42,339	48,677
2005-74 HA, 7.50%, 9/16/35	24,299	26,431
New Residential Mortgage Loan Trust,
2016-2A B3, 5.68%, 11/26/351, [4]	46,502	50,126
Sequoia Mortgage Trust:
2013-3 A2, 2.50%, 3/25/43[1]	26,352	25,256
2012-4 A2, 3.00%, 9/25/42[1]	10,274	9,936
2012-1 B1, 4.26%, 1/25/42[1]	71,008	71,843
Vendee Mortgage Trust:
2008-1 B, 6.99%, 3/15/25[1]	20,340	22,857
1994-2 2, 8.62%, 5/15/24[1]	16,506	17,336

		1,385,201
Corporate Bonds - 17.0%
Adobe Systems, Inc., 3.25%, 2/1/25	75,000	74,669
Affiliated Managers Group, Inc.:
3.50%, 8/1/25	50,000	49,025
4.25%, 2/15/24	25,000	25,800
Alphabet, Inc., 3.63%, 5/19/21	50,000	51,527
American Airlines 2015-2 Trust, 4.00%, 9/22/27	104,109	104,193
American Airlines 2016-2 Trust, 3.20%, 6/15/28	94,800	90,581
American Express Credit, 3.30%, 5/3/27	100,000	96,903
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	100,000	107,851
Archer-Daniels-Midland Co., 2.50%, 8/11/26	25,000	23,043
Arrow Electronics, Inc., 3.88%, 1/12/28	50,000	48,439
Bank of America Corp., 3 Mo. Libor + 0.77, 2.56%, 2/5/26[1]	100,000	97,970
Bank of New York Mellon Corp., 3 Mo. Libor + 1.05, 2.82%, 10/30/23[1]	100,000	101,639
Bank of New York Mellon Corp. (Subordinated), 3.30%, 8/23/29	100,000	94,015
Bank One Michigan (Subordinated), 8.25%, 11/1/24	50,000	61,972
Barclays Bank, PLC, 3.11%, 3/16/23[1]	150,000	149,250
Berkshire Hathaway Energy, 3.50%, 2/1/25	25,000	24,944
Berkshire Hathaway, Inc., 3.13%, 3/15/26	50,000	48,734
Boeing Co., 8.75%, 9/15/31	100,000	148,300
Capital One, 3 Mo. Libor + 1.15, 2.92%, 1/30/23[1]	100,000	100,428

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Chubb Corp., (Subordinated) 3 Mo. Libor + 2.25, 3.97%, 4/15/37[1]	100,000	99,970
Comcast Corp., 3.38%, 8/15/25	100,000	97,836
Conoco Funding Co., 7.25%, 10/15/31	50,000	66,893
CVS Health Corp., 4.30%, 3/25/28	50,000	50,213
Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23[4]	59,693	61,782
Doric Nimrod Air Finance Alpha 2012-1
Trust, 5.13%, 11/30/22[4]	47,096	48,362
Everest Reinsurance Holdings, Inc., 3 Mo. Libor + 2.39, 4.22%, 5/15/37[1]	100,000	99,250
Exxon Mobil Corp., 4.11%, 3/1/46	25,000	26,265
First Maryland Capital II, 3 Mo. Libor + 0.85, 2.62%, 2/1/27[1]	100,000	95,000
Georgia-Pacific, LLC, 7.25%, 6/1/28	85,000	109,633
Gilead Sciences, Inc., 3.65%, 3/1/26	100,000	100,357
Guardian Life Insurance Co. of America (Subordinated), 4.85%, 1/24/77[4]	38,000	39,160
Hawaiian Airlines 2013-1, 3.90%, 1/15/26	77,590	77,590
Home Depot, Inc., 5.95%, 4/1/41	50,000	63,983
Ingersoll-Rand Co., 7.20%, 6/1/25	47,000	51,008
ITT, LLC, 7.40%, 11/15/25	25,000	31,421
JPMorgan Chase & Co., 2.95%, 10/1/26	50,000	47,051
Louisville Gas & Electric, 3.30%, 10/1/25	50,000	49,522
Manufacturers & Traders Trust Co. (Subordinated), 3 Mo. Libor + 0.64, 2.65%, 12/1/21[1]	75,000	74,715
Marathon Petroleum Corp., 5.00%, 9/15/54	100,000	97,183
MetLife, Inc., 3.60%, 4/10/24	50,000	50,079
MUFG Americas Holdings Corp., 3.00%, 2/10/25	50,000	48,231
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	100,000	141,904
Nvent Finance, 4.55%, 4/15/28[4]	100,000	100,461
PepsiCo, Inc., 3.00%, 10/15/27	100,000	95,802
Pfizer, Inc., 2.75%, 6/3/26	100,000	95,031
PNC Bank NA, 3.10%, 10/25/27	100,000	95,358
Polar Tankers, Inc., 5.95%, 5/10/37[4]	25,000	29,119
Rockwell Automation, Inc., 6.70%, 1/15/28	100,000	123,007
Sammons Financial, 7.00%, 10/15/43[4]	75,000	93,608
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33[4]	100,000	122,255
Spirit Airlines 2015-1A Trust, 4.10%, 4/1/28	89,684	89,505
Spirit Airlines 2015-1B Trust, 4.45%, 4/1/24	38,014	38,299
Tencent Holdings, Ltd., 3 Mo. Libor + 0.61, 2.34%, 1/19/23[4]	100,000	100,110
United Airlines 2015-1 Trust, 3.70%, 12/1/22	100,000	99,110
United Insurance Holdings Corp., 6.25%, 12/15/27	100,000	103,554
United Parcel Service, Inc., 3 Mo. Libor + 0.45, 2.76%, 4/1/23[1]	100,000	99,815
US Bancorp, 3.15%, 4/27/27	100,000	96,138

Name of Issuer		Principal Amount ($)	Fair Value ($)

USF&G Capital (Subordinated), 8.31%, 7/1/46[4]		100,000	144,385
Verizon Communications, 5.90%, 2/15/54		2,000	52,920
Westar Energy, Inc., 3.25%, 12/1/25		75,000	74,056
Wyeth, LLC, 5.95%, 4/1/37		25,000	31,911

			4,811,135
Federal Home Loan Mortgage Corporation - 1.0%
5.00%,	10/1/43	128,042	140,096
6.50%,	2/1/22	36,725	38,226
7.50%,	7/1/29	29,370	33,180
8.00%,	2/1/34	19,855	23,372
8.38%,	5/17/20	1,015	1,019
8.50%,	9/1/24	37,572	39,514

			275,407
Federal National Mortgage Association - 2.1%
5.00%,	2/1/33	31,196	31,504
5.50%,	10/1/33	109,259	119,838
6.00%,	2/1/38	76,022	85,912
6.10%,	11/1/43	41,991	46,157
6.50%,	9/1/27	46,659	52,070
7.00%,	1/1/32	11,824	12,514
7.00%,	3/1/33	40,419	45,565
7.00%,	12/1/38	73,299	81,390
8.00%,	6/1/24	19,236	20,719
8.00%,	1/1/31	32,314	34,077
8.00%,	2/1/31	26,459	31,712
8.47%,	7/15/26	4,767	5,192
8.50%,	10/1/30	33,825	39,332

			605,982
Government National Mortgage Association - 1.5%
5.75%,	12/15/22	53,901	57,013
6.00%,	4/15/29	49,210	55,037
6.00%,	7/15/38	74,879	83,328
6.50%,	11/20/38	41,718	47,440
7.00%,	12/15/24	14,561	15,364
7.00%,	11/20/27	19,098	21,598
7.00%,	9/20/29	49,836	56,213
7.00%,	9/20/38	16,099	18,462
7.50%,	4/20/32	41,855	47,868
8.00%,	7/15/24	16,797	17,911

			420,234
Taxable Municipal Securities - 4.4%
Alaska Muni Bond Bank, 5.99%, 9/1/25		50,000	52,813
Arlington TX, 4.04%, 2/15/31		100,000	101,449
Dartmouth-Hitchcock Health, 4.18%, 8/1/48		100,000	101,851
High Point NC, 3.78%, 10/1/38		50,000	49,334
Illinois Hsg. Dev. Auth, 3.20%, 12/1/43		99,584	96,971
Kentucky Housing Corp., 3.50%, 1/1/40		40,000	40,096
Louisiana Housing Corp., 3.05%, 12/1/38		32,308	31,823

See accompanying notes to schedule of investments.

MARCH 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Massachusetts Edu. Auth., 4.00%, 1/1/32	25,000	25,604
Multistate Liquidating Trust No. 1, 3.11%, 12/15/284, [17]	42,000	39,007
Oklahoma Dev. Fin. Auth., 4.10%, 6/1/37	100,000	101,189
Public Finance Authority, 4.23%, 7/1/32	105,000	105,043
So. Dakota Hsg. Dev. Auth., 3.89%, 5/1/32	20,000	20,186
So. Nassau Comm. Hospital, 4.65%, 8/1/48	100,000	101,667
State of Colorado, 4.05%, 9/1/38	100,000	100,799
Texas Children’s Hospital, 3.37%, 10/1/29	115,000	115,029
Texas St. Pub. Fin. Auth. Charter Sch. Fin., 8.75%, 8/15/27	60,000	62,690
Tulane University, 2.14%, 2/15/36[1]	100,000	94,693

		1,240,244
Total Bonds (cost: $9,338,110)		9,234,478

Investment Companies - 2.2%
BlackRock Enhanced Government Fund	8,281	107,901
BlackRock Income Trust	27,500	161,425
Duff & Phelps Utility and Corp. Bond Trust	8,700	74,646
MFS Intermediate Income Trust	39,300	154,449
Nuveen Multi-Market Income Fund, Inc.	3,953	28,501
Putnam Premier Income Trust	19,000	99,370

Total Investment Companies (cost: $672,079)		626,292

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 4.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49%	1,261,639	1,261,639

(cost: $1,261,639)

Total Investments in Securities - 100.0% (cost: $22,055,188)		28,319,862
Other Assets and Liabilities, net - 0.0%		(13,689)

Total Net Assets - 100.0%		$28,306,173

*	Non-income producing security.
[1]	Variable rate security. Rate disclosed is as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
[4]	144A Restricted Security. The total value of such securities as of March 31, 2018 was $990,500 and represented 3.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of March 31, 2018.
[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

LLC — Limited Liability Company

PLC — Public Limited Company

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	17,197,453	—	—	17,197,453
Asset-Backed Securities	—	496,275	—	496,275
Collateralized Mortgage Obligations	—	1,385,201	—	1,385,201
Corporate Bonds	—	4,811,135	—	4,811,135
Federal Home Loan Mortgage Corporation	—	275,407	—	275,407
Federal National Mortgage Association	—	605,982	—	605,982
Government National Mortgage Association	—	420,234	—	420,234
Taxable Municipal Securities	—	1,240,244	—	1,240,244
Investment Companies	626,292	—	—	626,292
Short-Term Securities	1,261,639	—	—	1,261,639

Total:	19,085,384	9,234,478	—	28,319,862

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

MARCH 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.1%
Communications - 3.5%
CenturyLink, Inc.	284,700	4,677,621
Verizon Communications, Inc.	640,025	30,605,996

		35,283,617
Consumer Durables - 0.9%
Stanley Black & Decker, Inc.	58,575	8,973,690
Consumer Non-Durables - 6.9%
Conagra Brands, Inc.	343,875	12,682,110
Dr Pepper Snapple Group, Inc.	99,975	11,835,040
Kraft Heinz Co.	149,000	9,281,210
PepsiCo, Inc.	128,500	14,025,775
Philip Morris International, Inc.	127,677	12,691,094
Pinnacle Foods, Inc.	160,200	8,666,820

		69,182,049
Consumer Services - 4.3%
Carnival Corp.	166,250	10,902,675
Comcast Corp.	288,975	9,874,276
Visa, Inc.	101,175	12,102,554
Walt Disney Co.	98,825	9,925,983

		42,805,488
Electronic Technology - 10.6%
Apple, Inc.	142,675	23,938,011
Applied Materials, Inc.	199,775	11,109,488
Broadcom, Ltd.	89,825	21,167,261
Intel Corp.	340,100	17,712,408
International Business Machines Corp.	52,650	8,078,089
Skyworks Solutions, Inc.	75,075	7,527,020
TE Connectivity, Ltd.	104,600	10,449,540
Xilinx, Inc.	83,025	5,997,726

		105,979,543
Energy Minerals - 4.8%
Devon Energy Corp.	189,775	6,032,947
Marathon Petroleum Corp.	150,075	10,971,983
Occidental Petroleum Corp.	213,175	13,847,848
Suncor Energy, Inc.	502,300	17,349,442

		48,202,220
Finance - 16.1%
Allstate Corp.	32,875	3,116,550
American Financial Group, Inc.	79,950	8,971,989
Bank of America Corp.	840,825	25,216,342
Chubb, Ltd.	73,475	10,049,176
CME Group, Inc.	55,250	8,936,135
East West Bancorp, Inc.	123,500	7,723,690
JPMorgan Chase & Co.	252,400	27,756,428
Legg Mason, Inc.	196,800	7,999,920
Lincoln National Corp.	220,300	16,095,118
Marsh & McLennan Cos., Inc.	107,800	8,903,202
Morgan Stanley	354,900	19,150,404

Name of Issuer	Quantity	Fair Value ($)

Physicians Realty Trust	625,100	9,732,807
T Rowe Price Group, Inc.	74,075	7,997,878

		161,649,639
Health Services - 3.8%
Aetna, Inc.	32,400	5,475,600
Quest Diagnostics, Inc.	145,350	14,578,605
UnitedHealth Group, Inc.	83,500	17,869,000

		37,923,205
Health Technology - 12.7%
Abbott Laboratories	346,400	20,756,288
AbbVie, Inc.	193,500	18,314,775
Allergan, PLC	33,600	5,654,544
Becton Dickinson and Co.	97,900	21,214,930
Gilead Sciences, Inc.	164,700	12,416,733
Johnson & Johnson	243,600	31,217,340
Pfizer, Inc.	503,000	17,851,470

		127,426,080
Industrial Services - 1.4%
TransCanada Corp.	335,750	13,869,832
Process Industries - 4.9%
DowDuPont, Inc.	273,125	17,400,794
International Paper Co.	179,825	9,608,050
LyondellBasell Industries NV	55,350	5,849,388
Scotts Miracle-Gro Co.	69,475	5,957,481
Sherwin-Williams Co.	25,700	10,077,484

		48,893,197
Producer Manufacturing - 10.3%
3M Co.	40,850	8,967,392
Boeing Co.	31,200	10,229,856
Deere & Co.	69,250	10,755,910
General Dynamics Corp.	37,050	8,184,345
Honeywell International, Inc.	83,900	12,124,389
Ingersoll-Rand, PLC	57,825	4,944,616
Lockheed Martin Corp.	30,200	10,205,486
Parker-Hannifin Corp.	64,125	10,967,299
Raytheon Co.	91,300	19,704,366
Rockwell Automation, Inc.	44,500	7,751,900

		103,835,559
Retail Trade - 5.2%
Best Buy Co., Inc.	56,100	3,926,439
Costco Wholesale Corp.	34,000	6,406,620
Home Depot, Inc.	134,425	23,959,912
Target Corp.	103,100	7,158,233
TJX Cos., Inc.	131,200	10,700,672

		52,151,876

See accompanying notes to schedule of investments.

6

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Technology Services - 7.0%
Accenture, PLC	62,050	9,524,675
Alphabet, Inc. - Class A *	6,465	6,705,110
Cognizant Technology Solutions Corp.	126,250	10,163,125
Intuit, Inc.	40,450	7,012,007
Microsoft Corp.	346,150	31,593,110
Oracle Corp.	109,025	4,987,894

		69,985,921
Transportation - 3.0%
Delta Air Lines, Inc.	168,625	9,242,336
FedEx Corp.	39,175	9,406,309
Union Pacific Corp.	88,925	11,954,188

		30,602,833

Name of Issuer	Quantity	Fair Value ($)

Utilities - 3.7%
CenterPoint Energy, Inc.	431,600	11,825,840
DTE Energy Co.	117,250	12,240,900
NextEra Energy, Inc.	82,700	13,507,391

		37,574,131
Total Common Stocks (cost: $848,327,610)		994,338,880

Short-Term Securities - 0.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49%	6,439,758	6,439,758
(cost: $6,439,758)
Total Investments in Securities - 99.8% (cost: $854,767,368)		1,000,778,638
Other Assets and Liabilities, net - 0.2%		2,372,970

Total Net Assets - 100.0%		$1,003,151,608

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	994,338,880	—	—	994,338,880
Short-Term Securities	6,439,758	—	—	6,439,758

Total:	1,000,778,638	—	—	1,000,778,638

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

MARCH 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Global Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.5%
Asia - 4.0%
Australia - 0.8%
Amcor, Ltd.	24,700	270,473
China/Hong Kong - 1.0%
HSBC Holdings, PLC, ADR	6,475	308,663
Japan - 1.1%
Mitsubishi UFJ Financial Group, Inc., ADR	51,300	340,632
Singapore - 1.1%
Broadcom, Ltd.	1,500	353,475
Europe - 24.0%
Belgium - 1.3%
Anheuser-Busch InBev NV, ADR	3,675	404,029
France - 1.4%
Unibail-Rodamco SE	2,000	456,848
Germany - 5.1%
Allianz SE, ADR	31,900	723,811
Aurelius SE & Co.	5,500	383,579
Siemens AG	4,100	523,150

		1,630,540
Ireland - 2.2%
Accenture, PLC	2,750	422,125
Ingersoll-Rand, PLC	3,275	280,045

		702,170
Netherlands - 4.5%
ING Groep NV, ADR	34,900	590,857
LyondellBasell Industries NV	3,225	340,818
RELX NV	25,400	526,515

		1,458,190
Spain - 2.4%
Iberdrola SA	60,400	444,145
Industria de Diseno Textil SA	10,725	337,180

		781,325
Switzerland - 2.8%
Chubb, Ltd.	1,950	266,702
Nestle SA	7,825	618,500

		885,202
United Kingdom - 4.3%
British American Tobacco, PLC, ADR	2,300	132,687
Diageo, PLC, ADR	4,625	626,317
DS Smith, PLC	95,025	627,933

		1,386,937

Name of Issuer	Quantity	Fair Value ($)

North America - 69.5%
Bermuda - 1.0%
XL Group, Ltd.	6,000	331,560
Canada - 4.2%
BCE, Inc.	10,925	470,212
Suncor Energy, Inc.	10,275	354,898
TransCanada Corp.	7,900	326,349
Vermilion Energy, Inc.	5,400	174,312

		1,325,771
Panama - 0.8%
Carnival Corp.	3,700	242,646
United States - 63.5%
3M Co.	2,225	488,432
Abbott Laboratories	9,150	548,268
AbbVie, Inc.	7,300	690,945
Alphabet, Inc. - Class A *	450	466,713
Apple, Inc.	4,000	671,120
Applied Materials, Inc.	8,175	454,612
Arthur J Gallagher & Co.	4,875	335,059
Bank of America Corp.	6,400	191,936
CenterPoint Energy, Inc.	7,400	202,760
CenturyLink, Inc.	11,625	190,999
CubeSmart	6,200	174,840
Delta Air Lines, Inc.	9,450	517,954
Domtar Corp.	5,400	229,716
DowDuPont, Inc.	8,825	562,241
Goldman Sachs Group, Inc.	375	94,447
Home Depot, Inc.	3,000	534,720
Honeywell International, Inc.	3,200	462,432
Intel Corp.	8,625	449,190
International Paper Co.	5,900	315,237
Johnson & Johnson	6,925	887,439
JPMorgan Chase & Co.	8,750	962,238
KeyCorp	24,100	471,155
Kraft Heinz Co.	4,350	270,962
Lockheed Martin Corp.	1,365	461,274
Macquarie Infrastructure Corp.	5,275	194,806
Marathon Petroleum Corp.	6,650	486,182
Microsoft Corp.	14,400	1,314,288
Occidental Petroleum Corp.	5,975	388,136
Parker-Hannifin Corp.	2,250	384,818
PepsiCo, Inc.	5,775	630,341
Pfizer, Inc.	20,600	731,094
Physicians Realty Trust	23,600	367,452
Prudential Financial, Inc.	3,025	313,239
Rockwell Automation, Inc.	1,825	317,915
Scotts Miracle-Gro Co.	3,225	276,544
Sherwin-Williams Co.	400	156,848
Starbucks Corp.	11,050	639,684
T Rowe Price Group, Inc.	4,800	518,256
Union Pacific Corp.	4,600	618,378

See accompanying notes to schedule of investments.

8

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Global Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

United Technologies Corp.	2,675	336,568
US Bancorp	8,475	427,988
Verizon Communications, Inc.	18,000	860,760
Waste Management, Inc.	3,975	334,377
WEC Energy Group, Inc.	6,775	424,792

		20,357,155

Total Common Stocks (cost: $25,791,012)		31,235,616

Short-Term Securities - 2.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49%	835,308	835,308
(cost: $835,308)

Total Investments in Securities - 100.1% (cost: $26,626,320)		32,070,924
Other Assets and Liabilities, net - (0.1%)		(20,823)

Total Net Assets - 100.0%		$32,050,101

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	23.3%
Producer Manufacturing	10.1
Health Technology	8.9
Process Industries	8.7
Consumer Non-Durables	8.4
Technology Services	6.9
Electronic Technology	6.0
Communications	4.7
Consumer Services	4.4
Energy Minerals	4.4
Transportation	3.5
Utilities	3.3
Industrial Services	2.1
Retail Trade	1.7
Consumer Durables	1.1
Short-Term Securities	2.6

100.1
Other Assets and Liabilities, net	(0.1)
100.0%

See accompanying notes to schedule of investments.

MARCH 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	—	270,473	—	270,473
Belgium	404,029	—	—	404,029
Bermuda	331,560	—	—	331,560
Canada	1,325,771	—	—	1,325,771
China/Hong Kong	308,663	—	—	308,663
France	—	456,848	—	456,848
Germany	723,811	906,729	—	1,630,540
Ireland	702,170	—	—	702,170
Japan	340,632	—	—	340,632
Netherlands	931,675	526,515	—	1,458,190
Panama	242,646	—	—	242,646
Singapore	353,475	—	—	353,475
Spain	—	781,325	—	781,325
Switzerland	266,702	618,500	—	885,202
United Kingdom	759,004	627,933	—	1,386,937
United States	20,357,155	—	—	20,357,155
Short-Term Securities	835,308	—	—	835,308

Total:	27,882,601	4,188,323	—	32,070,924

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

10

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit ESG Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.9%
Asia - 2.9%
China/Hong Kong - 1.1%
HSBC Holdings, PLC, ADR	1,300	61,971
Japan - 1.8%
Asics Corp.	2,400	44,702
Mitsubishi UFJ Financial Group, Inc., ADR	8,325	55,278

		99,980
Europe - 27.4%
Belgium - 1.4%
Anheuser-Busch InBev NV, ADR	700	76,958
France - 2.1%
Unibail-Rodamco SE, ADR	5,100	117,402
Germany - 6.9%
Allianz SE, ADR	9,900	224,631
Bayer AG	500	56,367
Siemens AG, ADR	1,725	110,262

		391,260
Ireland - 3.8%
Accenture, PLC	510	78,285
Ingersoll-Rand, PLC	1,625	138,954

		217,239
Netherlands - 3.9%
ING Groep NV, ADR	7,475	126,552
RELX NV, ADR	4,700	97,713

		224,265
Spain - 3.6%
Iberdrola SA, ADR	2,950	86,995
Industria de Diseno Textil SA	3,775	118,681

		205,676
Switzerland - 1.7%
Nestle SA, ADR	1,200	94,860
United Kingdom - 4.0%
Coca-Cola European Partners, PLC	2,100	87,486
Diageo, PLC, ADR	600	81,252
Royal Dutch Shell, PLC, ADR - Class B	875	57,339

		226,077
North America - 66.6%
Canada - 3.9%
BCE, Inc.	1,825	78,548
Suncor Energy, Inc.	4,100	141,614

		220,162
United States - 62.7%
3M Co.	600	131,712
AbbVie, Inc.	1,275	120,679
Adobe Systems, Inc. *	500	108,040

Name of Issuer	Quantity	Fair Value ($)

Allstate Corp.	525	49,770
Alphabet, Inc. - Class A *	100	103,714
Apple, Inc.	675	113,251
Baxter International, Inc.	850	55,284
Boston Scientific Corp. *	4,025	109,963
Cognizant Technology Solutions Corp.	750	60,375
Delta Air Lines, Inc.	1,500	82,215
DowDuPont, Inc.	1,700	108,307
Ecolab, Inc.	925	126,790
Facebook, Inc. *	320	51,133
FedEx Corp.	535	128,459
Goldman Sachs Group, Inc.	375	94,447
Home Depot, Inc.	745	132,789
Intel Corp.	3,050	158,844
Johnson & Johnson	975	124,946
JPMorgan Chase & Co.	1,200	131,964
KeyCorp	2,500	48,875
Legg Mason, Inc.	1,600	65,040
Marriott International, Inc.	1,100	149,578
Microsoft Corp.	2,000	182,540
NIKE, Inc.	700	46,508
Occidental Petroleum Corp.	1,200	77,952
PepsiCo, Inc.	875	95,506
Pfizer, Inc.	3,375	119,779
Prudential Financial, Inc.	560	57,988
Rockwell Automation, Inc.	350	60,970
Starbucks Corp.	2,750	159,198
T Rowe Price Group, Inc.	925	99,872
TJX Cos., Inc.	690	56,276
UnitedHealth Group, Inc.	375	80,250
Verizon Communications, Inc.	3,300	157,806
Visa, Inc.	875	104,668

		3,555,488
Total Common Stocks (cost: $4,566,802)		5,491,338

See accompanying notes to schedule of investments.

MARCH 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit ESG Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 2.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49% (cost: $166,544)	166,543	166,543

Total Investments in Securities - 99.8% (cost: $4,733,346)		5,657,881
Other Assets and Liabilities, net - 0.2%		8,539

Total Net Assets - 100.0%		$5,666,420

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	20.0%
Technology Services	10.3
Health Technology	9.4
Consumer Non-Durables	9.3
Consumer Services	9.0
Producer Manufacturing	7.8
Process Industries	5.2
Energy Minerals	4.9
Electronic Technology	4.8
Communications	4.2
Transportation	3.7
Retail Trade	3.3
Consumer Durables	2.1
Utilities	1.5
Health Services	1.4
Short-Term Securities	2.9

99.8
Other Assets and Liabilities, net	0.2

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Belgium	76,958	—	—	76,958
Canada	220,162	—	—	220,162
China/Hong Kong	61,971	—	—	61,971
France	117,402	—	—	117,402
Germany	334,893	56,367	—	391,260
Ireland	217,239	—	—	217,239
Japan	55,278	44,702	—	99,980
Netherlands	224,265	—	—	224,265
Spain	86,995	118,681	—	205,676
Switzerland	94,860	—	—	94,860
United Kingdom	226,077	—	—	226,077
United States	3,555,488	—	—	3,555,488
Short-Term Securities	166,543	—	—	166,543
Total:	5,438,131	219,750	—	5,657,881

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

12

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Small Cap Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.0%

Commercial Services - 4.5%
Booz Allen Hamilton Holding Corp.	6,575	254,584
Brink’s Co.	2,350	167,672
Deluxe Corp.	3,350	247,934
Herman Miller, Inc.	4,925	157,354

		827,544
Communications - 1.6%
Shenandoah Telecommunications Co.	7,900	284,400
Consumer Durables - 5.8%
Ethan Allen Interiors, Inc.	6,600	151,470
National Presto Industries, Inc.	1,875	175,781
Snap-On, Inc.	800	118,032
Tenneco, Inc.	2,250	123,458
Thor Industries, Inc.	2,300	264,891
Toro Co.	1,925	120,216
Tupperware Brands Corp.	2,350	113,693

		1,067,541
Consumer Non-Durables - 3.7%
Carter’s, Inc.	900	93,690
Fresh Del Monte Produce, Inc.	2,800	126,672
Pinnacle Foods, Inc.	4,750	256,975
Sensient Technologies Corp.	2,800	197,624

		674,961
Consumer Services - 7.8%
Capella Education Co.	3,075	268,601
Cinemark Holdings, Inc.	4,925	185,525
Dunkin’ Brands Group, Inc.	4,825	288,004
Nexstar Media Group, Inc.	3,350	222,775
Service Corp. International	6,250	235,875
Vail Resorts, Inc.	1,025	227,242

		1,428,022
Electronic Technology - 5.7%
MKS Instruments, Inc.	4,600	531,990
Monolithic Power Systems, Inc.	2,575	298,108
Power Integrations, Inc.	3,150	215,302

		1,045,400
Energy Minerals - 1.0%
Vermilion Energy, Inc.	5,625	181,575
Finance - 23.2%
American Equity Investment Life Holding Co.	2,850	83,676
Axis Capital Holdings, Ltd.	2,750	158,318
CoBiz Financial, Inc.	9,075	177,870
Columbia Banking System, Inc.	3,850	161,508
Donegal Group, Inc.	6,200	97,960
East West Bancorp, Inc.	6,900	431,526
Evercore Partners, Inc.	2,375	207,100

Name of Issuer	Quantity	Fair Value ($)

Farmland Partners, Inc.	13,275	110,846
Great Western Bancorp, Inc.	4,400	177,188
Hanover Insurance Group, Inc.	825	97,259
Hercules Capital, Inc.	9,600	116,160
Janus Henderson Group, PLC	3,678	121,705
Kingstone Cos, Inc.	7,600	127,680
Legg Mason, Inc.	7,600	308,940
Macquarie Infrastructure Corp.	2,050	75,706
Mercury General Corp.	1,400	64,218
Old National Bancorp	4,750	80,275
PacWest Bancorp	5,325	263,747
People’s United Financial, Inc.	2,400	44,784
Physicians Realty Trust	12,500	194,625
Piper Jaffray Cos	2,875	238,769
Provident Financial Services, Inc.	15,000	383,850
QTS Realty Trust, Inc.	2,600	94,172
STORE Capital Corp.	5,200	129,064
Wintrust Financial Corp.	3,500	301,175

		4,248,121
Health Services - 2.2%
Encompass Health Corp.	4,350	248,690
Healthcare Services Group, Inc.	3,625	157,615

		406,305
Health Technology - 5.9%
Mesa Laboratories, Inc.	1,350	200,394
PerkinElmer, Inc.	1,675	126,831
Phibro Animal Health Corp.	7,400	293,780
STERIS, PLC	2,500	233,400
Teleflex, Inc.	525	133,864
West Pharmaceutical Services, Inc.	950	83,876

		1,072,145
Industrial Services - 1.6%
EMCOR Group, Inc.	1,900	148,067
KBR, Inc.	8,375	135,591

		283,658
Non-Energy Minerals - 1.0%
Commercial Metals Co.	3,950	80,817
PotlatchDeltic Corp.	2,000	104,100

		184,917
Process Industries - 8.2%
Apogee Enterprises, Inc.	4,325	187,489
Avery Dennison Corp.	1,900	201,875
Domtar Corp.	3,575	152,080
Huntsman Corp.	4,650	136,012
Ingredion, Inc.	1,375	177,265
Neenah, Inc.	1,550	121,520

See accompanying notes to schedule of investments.

MARCH 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Orion Engineered Carbons SA	9,475	256,772
Scotts Miracle-Gro Co.	3,025	259,394

		1,492,407
Producer Manufacturing - 10.4%
Anixter International, Inc. *	1,900	143,925
Applied Industrial Technologies, Inc.	3,250	236,925
Carlisle Cos, Inc.	1,700	177,497
Crane Co.	2,100	194,754
Hubbell, Inc.	1,375	167,448
Lincoln Electric Holdings, Inc.	1,250	112,438
MSA Safety, Inc.	2,700	224,748
MTS Systems Corp.	3,225	166,571
Oshkosh Corp.	3,600	278,172
Watsco, Inc.	1,075	194,543

		1,897,021
Retail Trade - 2.8%
Big Lots, Inc.	2,500	108,825
Camping World Holdings, Inc.	7,700	248,325
Casey’s General Stores, Inc.	1,350	148,190

		505,340
Technology Services - 4.5%
Blackbaud, Inc.	2,150	218,891
DST Systems, Inc.	2,800	234,220
LogMeIn, Inc.	1,900	219,545
ManTech International Corp.	2,700	149,769

		822,425

Name of Issuer	Quantity	Fair Value ($)

Transportation - 2.1%
Alaska Air Group, Inc.	2,650	164,194
Golar LNG, Ltd.	4,725	129,276
Ryder System, Inc.	1,350	98,266

		391,736
Utilities - 3.0%
Black Hills Corp.	2,000	108,600
Connecticut Water Service, Inc.	1,550	93,822
Covanta Holding Corp.	6,300	91,350
New Jersey Resources Corp.	3,775	151,378
Spire, Inc.	1,375	99,412

		544,562

Total Common Stocks (cost: $14,799,076)		17,358,080
Investment Companies - 0.6%
Tortoise Energy Infrastructure Corp. (cost: $157,933)	4,800	120,144
Short-Term Securities - 4.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49% (cost: $782,050)	782,050	782,050
Total Investments in Securities - 99.9% (cost: $15,739,059)		18,260,274
Other Assets and Liabilities, net - 0.1%		16,372

Total Net Assets - 100.0%		$18,276,646

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	17,358,080	—	—	17,358,080
Investment Companies	120,144	—	—	120,144
Short-Term Securities	782,050	—	—	782,050
Total:	18,260,274	—	—	18,260,274

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

14

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Small Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.0%
Commercial Services - 5.1%
ASGN, Inc. *	23,800	1,948,744
Booz Allen Hamilton Holding Corp.	40,100	1,552,672
Brink’s Co.	9,900	706,365
Deluxe Corp.	8,800	651,288

		4,859,069
Communications - 1.3%
SBA Communications Corp. *	2,700	461,484
Shenandoah Telecommunications Co.	22,300	802,800

		1,264,284
Consumer Durables - 6.3%
Century Communities, Inc. *	23,500	703,825
Ethan Allen Interiors, Inc.	22,600	518,670
Snap-On, Inc.	5,200	767,208
Take-Two Interactive Software, Inc. *	20,300	1,984,934
Tenneco, Inc.	14,800	812,076
Thor Industries, Inc.	11,200	1,289,904

		6,076,617
Consumer Non-Durables - 2.0%
New Age Beverages Corp. *	231,200	559,504
Pinnacle Foods, Inc.	25,400	1,374,140

		1,933,644
Consumer Services - 7.6%
Capella Education Co.	6,575	574,326
Cinemark Holdings, Inc.	25,200	949,284
Dunkin’ Brands Group, Inc.	26,600	1,587,754
Grand Canyon Education, Inc. *	7,500	786,900
Nexstar Media Group, Inc.	13,775	916,038
Service Corp. International	28,600	1,079,364
Vail Resorts, Inc.	6,600	1,463,220

		7,356,886
Electronic Technology - 8.8%
Ambarella, Inc. *	5,600	274,344
Arista Networks, Inc. *	9,600	2,450,880
Ciena Corp. *	27,000	699,300
MKS Instruments, Inc.	15,750	1,821,488
Monolithic Power Systems, Inc.	9,200	1,065,084
Skyworks Solutions, Inc.	21,900	2,195,694

		8,506,790
Energy Minerals - 0.8%
Andeavor	7,331	737,205
Finance - 9.0%
Affiliated Managers Group, Inc.	6,100	1,156,438
East West Bancorp, Inc.	10,100	631,654
First Republic Bank	16,600	1,537,326
Legg Mason, Inc.	31,800	1,292,670
PacWest Bancorp	23,600	1,168,908

Name of Issuer	Quantity	Fair Value ($)

Physicians Realty Trust	55,400	862,578
QTS Realty Trust, Inc.	13,200	478,104
SVB Financial Group *	6,400	1,536,064

		8,663,742
Health Services - 2.3%
Encompass Health Corp.	14,600	834,682
Envision Healthcare Corp. *	11,800	453,474
Healthcare Services Group, Inc.	21,690	943,081

		2,231,237
Health Technology - 13.4%
Alexion Pharmaceuticals, Inc. *	4,500	501,570
Align Technology, Inc. *	5,600	1,406,328
Bio-Techne Corp.	5,400	815,616
Celgene Corp. *	4,650	414,826
Corcept Therapeutics, Inc. *	68,100	1,120,245
DBV Technologies SA *	13,400	309,138
Exact Sciences Corp. *	18,900	762,237
Ionis Pharmaceuticals, Inc. *	9,725	428,678
iRhythm Technologies, Inc. *	8,000	503,600
K2M Group Holdings, Inc. *	55,900	1,059,305
PerkinElmer, Inc.	8,400	636,048
Phibro Animal Health Corp.	31,200	1,238,640
Sarepta Therapeutics, Inc. *	19,500	1,444,755
STERIS, PLC	13,800	1,288,368
Supernus Pharmaceuticals, Inc. *	12,200	558,760
West Pharmaceutical Services, Inc.	5,000	441,450

		12,929,564
Industrial Services - 5.0%
Advanced Disposal Services, Inc. *	40,200	895,656
EMCOR Group, Inc.	18,700	1,457,291
KBR, Inc.	30,900	500,271
Waste Connections, Inc.	27,400	1,965,676

		4,818,894
Process Industries - 3.2%
Apogee Enterprises, Inc.	22,100	958,035
Domtar Corp.	15,800	672,132
Scotts Miracle-Gro Co.	16,800	1,440,600

		3,070,767
Producer Manufacturing - 9.5%
Anixter International, Inc. *	15,300	1,158,975
Applied Industrial Technologies, Inc.	8,915	649,904
Crane Co.	13,600	1,261,264
Hubbell, Inc.	7,000	852,460
IDEX Corp.	8,100	1,154,331
Lincoln Electric Holdings, Inc.	9,600	863,520
MSA Safety, Inc.	12,700	1,057,148
MTS Systems Corp.	7,900	408,035

See accompanying notes to schedule of investments.

MARCH 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Oshkosh Corp.	13,800	1,066,326
Watsco, Inc.	4,000	723,880

		9,195,843
Retail Trade - 2.9%
Camping World Holdings, Inc.	38,250	1,233,562
Casey’s General Stores, Inc.	4,300	472,011
Ulta Beauty, Inc. *	5,275	1,077,524

		2,783,097
Technology Services - 16.3%
ANSYS, Inc. *	5,800	908,802
Aspen Technology, Inc. *	18,900	1,491,021
Blackbaud, Inc.	12,000	1,221,720
DST Systems, Inc.	17,700	1,480,605
Euronet Worldwide, Inc. *	18,300	1,444,236
GoDaddy, Inc. *	12,550	770,821
Guidewire Software, Inc. *	11,700	945,711
HubSpot, Inc. *	6,500	703,950
LogMeIn, Inc.	9,900	1,143,945
Paycom Software, Inc. *	18,300	1,965,237
PTC, Inc. *	19,300	1,505,593
Qualys, Inc. *	6,650	483,788
Ultimate Software Group, Inc. *	6,675	1,626,698

		15,692,127

Name of Issuer	Quantity	Fair Value ($)

Transportation - 2.5%
Alaska Air Group, Inc.	16,200	1,003,752
Atlas Air Worldwide Holdings, Inc. *	9,600	580,320
Marten Transport, Ltd.	36,333	828,392

		2,412,464
Utilities - 1.0%
Fortis, Inc.	12,107	408,853
Spire, Inc.	7,525	544,058

		952,911
Total Common Stocks (cost: $61,540,749)		93,485,141
Short-Term Securities - 3.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49%	3,094,316	3,094,316
(cost: $3,094,316)
Total Investments in Securities - 100.2% (cost: $64,635,065)		96,579,457
Other Assets and Liabilities, net - (0.2%)		(196,922)
Total Net Assets - 100.0%		$96,382,535

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	93,485,141	—	—	93,485,141
Short-Term Securities	3,094,316	—	—	3,094,316
Total:	96,579,457	—	—	96,579,457

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

    For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

16

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit International Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.8%
Asia - 21.9%
Australia - 2.3%
Amcor, Ltd.	23,400	256,238
Rio Tinto, PLC, ADR	2,500	128,825
Westpac Banking Corp., ADR	8,300	184,094

		569,157
China/Hong Kong - 6.7%
AIA Group, Ltd.	32,200	275,267
Alibaba Group Holding, Ltd., ADR *	2,350	431,319
HSBC Holdings, PLC, ADR	7,025	334,882
Tencent Holdings, Ltd.	10,900	585,107

		1,626,575
Japan - 8.9%
Asics Corp.	12,900	240,275
Keyence Corp.	600	374,795
Makita Corp.	6,700	331,879
Mitsubishi UFJ Financial Group, Inc., ADR	43,000	285,520
Nintendo Co., Ltd.	700	310,991
Secom Co., Ltd.	2,300	171,316
Suzuki Motor Corp.	8,400	456,064

		2,170,840
Singapore - 2.7%
Broadcom, Ltd.	1,350	318,128
DBS Group Holdings, Ltd.	15,600	329,509

		647,637
South Korea - 1.3%
Samsung Electronics Co., Ltd., GDR	285	329,672
Europe - 64.9%
Belgium - 1.3%
Anheuser-Busch InBev NV, ADR	2,870	315,528
Denmark - 0.9%
Danske Bank A/S	5,900	221,063
France - 10.1%
AXA SA	11,750	312,351
BNP Paribas SA	5,720	424,200
Dassault Systemes SA	3,225	438,579
DBV Technologies SA *	1,950	92,040
Safran SA	4,400	466,971
Schneider Electric SE	5,000	440,307
Unibail-Rodamco SE	1,265	288,956

		2,463,404
Germany - 7.6%
Allianz SE	2,400	542,538
Aurelius SE & Co.	4,160	290,125
Bayer AG	2,600	293,108

Name of Issuer	Quantity	Fair Value ($)

Deutsche Post AG	5,400	236,517
Siemens AG	3,900	497,630

		1,859,918
Ireland - 1.0%
CRH, PLC, ADR	7,400	251,748
Netherlands - 10.0%
ASML Holding NV	1,700	337,552
Galapagos NV *	3,300	329,372
ING Groep NV	34,900	588,945
Koninklijke Philips NV	6,500	249,015
LyondellBasell Industries NV	4,400	464,992
RELX NV	22,800	472,619

		2,442,495
Spain - 3.5%
Iberdrola SA	54,200	398,554
Industria de Diseno Textil SA	14,150	444,857

		843,411
Sweden - 2.0%
Hexagon AB	5,200	310,383
Nordea Bank AB	17,000	181,899

		492,282
Switzerland - 6.9%
Interroll Holding AG	120	188,443
Nestle SA	8,200	648,141
Novartis AG	4,650	376,096
Roche Holding AG	1,470	337,214
Zurich Insurance Group AG	380	125,348

		1,675,242
United Kingdom - 21.6%
Ashtead Group, PLC	12,600	343,560
ASOS, PLC *	4,275	418,207
Atlassian Corp., PLC *	1,200	64,704
Babcock International Group, PLC	25,300	237,481
BAE Systems, PLC	37,500	306,813
British American Tobacco, PLC	7,330	423,723
BT Group, PLC, ADR	5,800	93,728
Cineworld Group, PLC	99,500	329,780
Coca-Cola European Partners, PLC	5,400	224,964
Diageo, PLC, ADR	3,475	470,585
DS Smith, PLC	76,700	506,840
Greencore Group, PLC	39,900	74,201
Just Eat, PLC *	18,501	181,167
Prudential, PLC	12,200	304,861
Reckitt Benckiser Group, PLC	5,800	489,564
Royal Dutch Shell, PLC, ADR - Class A	4,500	287,145
Royal Dutch Shell, PLC, ADR - Class B	3,700	242,461
STERIS, PLC	2,700	252,072

		5,251,856

See accompanying notes to schedule of investments.

MARCH 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

North America - 9.0%
Canada - 6.0%
Alimentation Couche-Tard, Inc.	3,700	165,622
BCE, Inc.	3,700	159,248
Suncor Energy, Inc.	13,100	452,474
TransCanada Corp.	6,900	285,039
Waste Connections, Inc.	5,450	390,983

		1,453,366
Panama - 1.0%
Carnival Corp.	3,700	242,646
United States - 2.0%
Booking Holdings, Inc. *	100	208,039
Euronet Worldwide, Inc. *	3,725	293,977

		502,016
Total Common Stocks (cost: $18,989,324)		23,358,856
Investment Companies - 1.2%
iShares MSCI India ETF	8,700	296,931
(cost: $258,887)
Short-Term Securities - 2.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49%	569,274	569,275
(cost: $569,275)

Total Investments in Securities - 99.3% (cost: $19,817,486)		24,225,062
Other Assets and Liabilities, net - 0.7%		160,448

Total Net Assets - 100.0%		$24,385,510

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	20.6%
Consumer Non-Durables	11.8
Producer Manufacturing	11.4
Technology Services	7.3
Process Industries	6.2
Health Technology	5.7
Electronic Technology	5.6
Consumer Durables	5.0
Consumer Services	4.3
Retail Trade	4.2
Energy Minerals	4.0
Industrial Services	2.8
Commercial Services	1.7
Utilities	1.6
Non-Energy Minerals	1.6
Communications	1.0
Transportation	1.0
Investment Companies	1.2
Short-Term Securities	2.3

99.3
Other Assets and Liabilities, net	0.7

100.0%

See accompanying notes to schedule of investments.

18

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	312,919	256,238	—	569,157
Belgium	315,528	—	—	315,528
Canada	1,453,366	—	—	1,453,366
China/Hong Kong	766,201	860,374	—	1,626,575
Denmark	—	221,063	—	221,063
France	—	2,463,404	—	2,463,404
Germany	—	1,859,918	—	1,859,918
Ireland	251,748	—	—	251,748
Japan	285,520	1,885,320	—	2,170,840
Netherlands	1,051,559	1,390,936	—	2,442,495
Panama	242,646	—	—	242,646
Singapore	318,128	329,509	—	647,637
South Korea	—	329,672	—	329,672
Spain	—	843,411	—	843,411
Sweden	—	492,282	—	492,282
Switzerland	—	1,675,242	—	1,675,242
United Kingdom	1,709,860	3,541,996	—	5,251,856
United States	502,016	—	—	502,016
Investment Companies	296,931	—	—	296,931
Short-Term Securities	569,275	—	—	569,275
Total:	8,075,697	16,149,365	—	24,225,062

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

MARCH 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Developing Markets Growth Fund

Name of Issuer	Quantity Fair Value ($)

Common Stocks - 94.2%
Africa/Middle East - 10.1%
Israel - 2.7%
NICE Systems, Ltd., ADR *	3,350	314,666
South Africa - 7.4%
Bid Corp., Ltd.	8,700	188,791
Bidvest Group, Ltd.	5,525	104,848
Naspers, Ltd.	1,635	400,106
Sasol, Ltd., ADR	5,000	170,150

		863,895
Asia - 70.6%
Australia - 1.1%
Rio Tinto, PLC, ADR	2,475	127,537
China/Hong Kong - 37.9%
AIA Group, Ltd.	21,400	182,942
Alibaba Group Holding, Ltd., ADR *	3,150	578,151
Baidu, Inc., ADR *	875	195,291
China Construction Bank Corp.	359,000	374,977
China Life Insurance Co., Ltd., ADR	11,100	155,289
China Mengniu Dairy Co., Ltd.	64,000	220,869
China Mobile, Ltd., ADR	3,800	173,850
China Petroleum & Chemical Corp., ADR	2,800	247,744
CSPC Pharmaceutical Group, Ltd.	162,000	436,673
Ctrip.com International, Ltd., ADR *	1,900	88,578
ENN Energy Holdings, Ltd.	28,000	251,689
Hong Kong Exchanges & Clearing, Ltd.	2,900	95,517
JD.com, Inc., ADR *	4,450	180,180
Sinopharm Group Co., Ltd.	40,500	202,806
TAL Education Group, ADR	11,300	419,117
Tencent Holdings, Ltd.	11,400	611,947

		4,415,620
India - 3.4%
HDFC Bank, Ltd., ADR	2,675	264,210
Tata Motors, Ltd., ADR *	5,200	133,652

		397,862
Indonesia - 0.9%
Astra International Tbk PT	203,000	107,956
Japan - 1.4%
Suzuki Motor Corp.	3,100	168,309
Singapore - 3.7%
Broadcom, Ltd.	600	141,390
DBS Group Holdings, Ltd.	13,500	285,152

		426,542
South Korea - 12.0%
E-Mart Co., Inc.	920	234,914
Medy-Tox, Inc.	400	282,421

Name of Issuer	Quantity Fair Value ($)

Samsung Electronics Co., Ltd.	245	572,437
Shinhan Financial Group Co., Ltd.	7,200	307,147

		1,396,919
Taiwan - 7.9%
Cathay Financial Holding Co., Ltd.	82,086	147,193
Hon Hai Precision Industry Co., Ltd., GDR	27,700	172,294
President Chain Store Corp.	16,000	161,923
Taiwan Semiconductor Co.	37,482	317,480
Taiwan Semiconductor Co., ADR	2,800	122,528

		921,418
Thailand - 1.3%
Bangkok Bank PCL	21,200	145,698
Turkey - 1.0%
Kordsa Global Endustriyel Iplik A/S	60,900	122,200
Latin America - 10.7%
Brazil - 5.4%
Ambev SA, ADR	40,425	293,890
Banco Bradesco SA	17,276	206,802
Qualicorp SA	19,000	128,798

		629,490
Chile - 3.1%
Banco Santander Chile, ADR	4,700	157,505
Geopark, Ltd. *	16,700	207,080

		364,585
Peru - 2.2%
Southern Copper Corp.	4,600	249,233
North America - 2.8%
Mexico - 1.1%
Alsea SAB de CV	34,800	121,609
United States - 1.7%
Laureate Education, Inc. *	7,800	107,250
Skyworks Solutions, Inc.	925	92,740

		199,990
Total Common Stocks (cost: $7,520,498)		10,973,529
Investment Companies - 3.2%
iShares MSCI India ETF	11,100	378,843
(cost: $334,045)

See accompanying notes to schedule of investments.

20

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Developing Markets Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 2.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49%	287,346	287,346
(cost: $287,346)

Total Investments in Securities - 99.9% (cost: $8,141,889)		11,639,718
Other Assets and Liabilities, net - 0.1%		12,183

Total Net Assets - 100.0%		$11,651,901

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	23.2%
Electronic Technology	14.9
Retail Trade	13.3
Consumer Services	7.9
Health Technology	7.9
Technology Services	6.9
Energy Minerals	5.4
Consumer Non-Durables	4.4
Non-Energy Minerals	3.2
Consumer Durables	2.6
Utilities	2.2
Communications	1.5
Health Services	1.1
Process Industries	1.1
Producer Manufacturing	0.9
Commercial Services	0.9
Short-Term Securities	2.5

99.9
Other Assets and Liabilities, net	0.1

100.0%

See accompanying notes to schedule of investments.

MARCH 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	127,537	—	—	127,537
Brazil	629,490	—	—	629,490
Chile	364,585	—	—	364,585
China/Hong Kong	2,241,006	2,174,614	—	4,415,620
India	397,862	—	—	397,862
Indonesia	—	107,956	—	107,956
Israel	314,666	—	—	314,666
Japan	—	168,309	—	168,309
Mexico	121,609	—	—	121,609
Peru	249,233	—	—	249,233
Singapore	141,390	285,152	—	426,542
South Africa	170,150	693,745	—	863,895
South Korea	—	1,396,919	—	1,396,919
Taiwan	294,822	626,596	—	921,418
Thailand	—	145,698	—	145,698
Turkey	—	122,200	—	122,200
United States	199,990	—	—	199,990
Investment Companies	378,843	—	—	378,843
Short-Term Securities	287,346	—	—	287,346

Total:	5,918,529	5,721,189	—	11,639,718

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

22

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of March 31, 2018 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

23

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

(Continued)

At March 31, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$6,563,704	($299,030)	$6,264,674	$22,055,188
Dividend Growth	161,893,089	(15,881,819)	146,011,270	854,767,368
Global Dividend Growth	6,270,408	(825,804)	5,444,604	26,626,320
ESG Growth	981,362	(56,827)	924,535	4,733,346
Small Cap Dividend Growth	3,106,786	(585,571)	2,521,215	15,739,059
Small Cap Growth	33,360,834	(1,416,442)	31,944,392	64,635,065
International Growth	5,040,418	(632,842)	4,407,576	19,817,486
Developing Markets Growth	3,727,845	(230,016)	3,497,829	8,141,889

24

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 3, 2018

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	May 3, 2018